Debt Securities in Issue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Debt Securities in Issue

	Group
	2017 £m	2016 £m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	8,816	10,818
– US SEC-registered – Santander UK plc	6,280	7,499
– US$20bn Commercial Paper Programmes	2,906	2,678
	18,002	20,995
Euro 35bn Global Covered Bond Programme (See Note 16)	15,799	16,628
Certificates of deposit	4,681	5,217
Credit Linked Notes	43	–
Securitisation programmes (See Note 16)	4,108	7,506
	42,633	50,346